Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information

19. Segment Information

The Company has two operating segments (also known internally as reporting units): Passive Safety products (mainly various airbag and seatbelt products and components, including common electronic and sensing systems) and Active Safety products (radars, night vision systems and cameras with driver assist systems). The Company’s Active Safety operating segment represents less than 6% of the Company’s total sales in 2014. Due to the relative size of the Active Safety operating segment the Company has concluded that its operating segments met the criteria for combination for reporting purposes into a single reportable segment in 2014.

The Company’s customers consist of all major European, U.S. and Asian automobile manufacturers. Sales to individual customers representing 10% or more of net sales were:

In 2014: GM 14% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

In 2013: GM 14% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

In 2012: GM 15% (incl. Opel, etc.), Ford 11% and Renault 11% (incl. Nissan).

NET SALES	2014	2013	2012
Asia	$3,097.9	$2,974.1	$2,752.2
Whereof: China	1,521.6	1,405.5	1,097.6
Japan	687.7	688.2	830.5
Rest of Asia	888.6	880.4	824.1
Americas	3,099.4	2,943.6	2,839.1
Europe	3,043.2	2,885.7	2,675.4
Total	$9,240.5	$8,803.4	$8,266.7

The Company has attributed net sales to the geographic area based on the location of the entity selling the final product. For 2012, the Company has reclassified approximately $31 million in sales of Active Safety products from the Americas to Europe which is reflected in the table above. This reclassification had no change to net sales or total sales of Active Safety products.

External sales in the U.S. amounted to $2,269 million, $2,122 million and $2,073 million in 2014, 2013 and 2012, respectively. Of the external sales, exports from the U.S. to other regions amounted to approximately $459 million, $488 million and $543 million in 2014, 2013 and 2012, respectively.

SALES BY PRODUCT	2014	2013	2012
Airbags and associated products1)	$5,951.3	$5,686.0	$5,392.0
Seatbelts and associated products	2,800.1	2,772.7	2,656.5
Active Safety products	489.1	344.7	218.2
Total	$9,240.5	$8,803.4	$8,266.7

1) Includes sales of steering wheels, passive safety electronics and inflators.

LONG-LIVED ASSETS	2014	2013
Asia	$696	$612
Whereof: China	391	277
Japan	98	106
Rest of Asia	207	229
Americas	1,906	1,927
Europe	705	744

Total	$3,307	$3,283

Long-lived assets in the U.S. amounted to $1,733 million and $1,741 million for 2014 and 2013, respectively. For 2014, $1,476 million (2013, $1,485 million) of the long-lived assets in the U.S. refers to intangible assets, principally from acquisition goodwill.